KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Capital One Securities, Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2024-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2024-D_073124_Indictative.xlsx” provided by the Company on August 7, 2024, containing information on 8,137 automobile retail installment sale contracts (“Receivables”) as of July 31, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2024-D. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on June 5, 2024, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), SCRA Letter, Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable Files in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application, SCRA Letter

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

2

Attribute	Receivable File / Instructions

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

We found such information to be in agreement except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance and that there was no requirement to provide proof of insurance pursuant to its underwriting policy for the following Receivable types:

(i)	“Stip Tier 1” (“ST01”)

(ii)	“Stip Tier 2” (“ST02”) or “Stip Tier 3” (“ST03”) for which:

a.	the loan application update screen in the Company's servicing system indicates that the signed contract was received prior to April 1, 2024, or

b.	the credit report inquiry screen in the Company’s servicing system indicates the customer had an open mortgage loan and the Program in the Data File was “Pref.”

We did not observe the presence of Proof of Insurance for Sample Receivables #53, #93, and #112 which were Stip Tier 1, 2 or 3 Receivables. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We found such information to be present.

3

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

August 28, 2024

4

Exhibit A

Title Documents

Application for Certificate of Title and Registration of Motor Vehicle or Manufactured Home/Mobile Home	Direct Lien Receipt from Office of Motor Vehicle Records and Information
Application for Certificate of Title	Direct Lien Filing Record
Application for Certificate of Motor Vehicle Title	Electronic Title in the CPS Title Management System
Application for Certificate of Ownership	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title and Registration	Guarantee of Title (provided by the dealer to CPS)
Application for Certificate of Title and/or Registration	Lien Entry Form
Application for Dealer Assignment	Multi-Purpose Application
Application for Registration	MV-1
Application for Title	Notice of Security Interest
Application for Title and/or Registration	Registration and Title Application
Application for Vehicle Transaction	Report of Sale and Application for Certificate of Title
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Title & License Plate Application
Application to Title/Reg. A Vehicle	Title and Registration Application
Certificate of Title	Title Application
Dealer Guarantee of Title Delivery	Vehicle Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS	Consumer Portfolio Services,
CPS INC	Consumer Portfolio Services
CPS.INC	Consumer Portfolio Srv, INC
CPS Inc.	Consumer Portfolio Svcs Inc
CPS, INC	Consumer Portfolio Srvcs Inc
CPS, Inc.	Consumer Portfolio Svcs, Inc
C.P.S.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
CPS Portfolio Services, INC	Consumer Portfolio Services, I
Consumer Portfolio S	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Inc	Consumer Portfolio Services LLC
Consumer Portfolio Svs	Consumer Portfolio Services Inc
Consumer Portfolio Serv	Consumer Portfolio Services Inc (CPS)
Consumer Portfolio Servs In	Consumer Portfolio ServicesInc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Svcs Q85	Consumer Portfolio Services, Inc.
Consumer Portfolio Servic	Consumer Portfolio Servives
Consumer Portfolio Service	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

A-1

Insurance Documents

30-Day Temporary ID Card	Insurance Binder
Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Personal Auto Declaration
Agreement to Furnish Insurance Policy	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Maintain Physical Damage Insurance	Insurance Card
Agreement to Provide Insurance	Insurance Certification
Amended Policy Declaration	Insurance Coverage Acknowledgment
Application for Insurance	Insurance Coverage Confirmation
Auto Insurance Confirmation	Insurance Declaration Page
Auto Insurance Coverage Summary	Insurance Verification system screenshot
Auto Insurance Policy Amended Declarations	Letter of Coverage
Certificate of Insurance	Memorandum of Insurance
Certificate of No-fault Insurance	Notice of Insurance Requirements showing insurance company name and policy number
Confirmation of Accidental Physical Damage Insurance	Notice of Property Insurance
Declaration Personal Auto Policy	Request for Confirmation of Insurance Coverage
Endorsement Page of Personal Automobile Insurance	Temporary Proof of Insurance Card
Evidence of Insurance/Lienholder Interest	Vehicle Insurance Information
Evidence of Liability Insurance	Verification of Coverage
Financial Responsibility Identification Card	Verification of Insurance

A-2

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2024D001	51	2024D051	101	2024D101
2	2024D002	52	2024D052	102	2024D102
3	2024D003	53	2024D053	103	2024D103
4	2024D004	54	2024D054	104	2024D104
5	2024D005	55	2024D055	105	2024D105
6	2024D006	56	2024D056	106	2024D106
7	2024D007	57	2024D057	107	2024D107
8	2024D008	58	2024D058	108	2024D108
9	2024D009	59	2024D059	109	2024D109
10	2024D010	60	2024D060	110	2024D110
11	2024D011	61	2024D061	111	2024D111
12	2024D012	62	2024D062	112	2024D112
13	2024D013	63	2024D063	113	2024D113
14	2024D014	64	2024D064	114	2024D114
15	2024D015	65	2024D065	115	2024D115
16	2024D016	66	2024D066	116	2024D116
17	2024D017	67	2024D067	117	2024D117
18	2024D018	68	2024D068	118	2024D118
19	2024D019	69	2024D069	119	2024D119
20	2024D020	70	2024D070	120	2024D120
21	2024D021	71	2024D071	121	2024D121
22	2024D022	72	2024D072	122	2024D122
23	2024D023	73	2024D073	123	2024D123
24	2024D024	74	2024D074	124	2024D124
25	2024D025	75	2024D075	125	2024D125
26	2024D026	76	2024D076	126	2024D126
27	2024D027	77	2024D077	127	2024D127
28	2024D028	78	2024D078	128	2024D128
29	2024D029	79	2024D079	129	2024D129
30	2024D030	80	2024D080	130	2024D130
31	2024D031	81	2024D081	131	2024D131
32	2024D032	82	2024D082	132	2024D132
33	2024D033	83	2024D083	133	2024D133
34	2024D034	84	2024D084	134	2024D134
35	2024D035	85	2024D085	135	2024D135
36	2024D036	86	2024D086	136	2024D136
37	2024D037	87	2024D087	137	2024D137
38	2024D038	88	2024D088	138	2024D138
39	2024D039	89	2024D089	139	2024D139
40	2024D040	90	2024D090	140	2024D140
41	2024D041	91	2024D091	141	2024D141
42	2024D042	92	2024D092	142	2024D142
43	2024D043	93	2024D093	143	2024D143
44	2024D044	94	2024D094	144	2024D144
45	2024D045	95	2024D095	145	2024D145
46	2024D046	96	2024D096	146	2024D146
47	2024D047	97	2024D097	147	2024D147
48	2024D048	98	2024D098	148	2024D148
49	2024D049	99	2024D099	149	2024D149
50	2024D050	100	2024D100	150	2024D150

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-1

Exhibit C

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File
112	2024D112	Vehicle Model	Bolt EV	Bolt EUV

C-1